United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2001

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  444 Madison Avenue
          34th Floor
          New York, NY  10022

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    212-421-3400

Signature, Place, and Date of Signing:

Frank E. Shanley,New York, NY April 27, 2001

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers:

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers:

No.    13F    File Number     Name


                                                        Dudley & Company, LLC
                                                              FORM 13F
                                                           March 31, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Avanex Corp./R 3/01            COM              05348W109      287    27131 SH       Sole                    27131
Avanex Corp./R 9/01            COM              05348W109      123    11649 SH       Sole                    11649
Bank of New York               COM              064057102     6436   130700 SH       Sole                   130700
Boeing Corp.                   COM              097023105    12686   227720 SH       Sole                   227720
Calico Commerce                COM              129897104       12    31557 SH       Sole                    31557
Cintas Corp.                   COM              172908105     5498   139475 SH       Sole                   139475
Consol Energy, Inc.            COM              20854P109     7488   217050 SH       Sole                   217050
Dal-Tile Int'l                 COM              23426R108    12392   823390 SH       Sole                   823390
Dal-Tile Int'l/R 12/01         COM              23426R108     3561   236634 SH       Sole                   236634
EntreMed, Inc.                 COM              29382F103     2584   155450 SH       Sole                   155450
H & R Block, Inc.              COM              093671105    11248   224700 SH       Sole                   224700
Hawaiian Electric              COM              419870100      554    15000 SH       Sole                    15000
Japan OTC Fund                 COM              471091108     1802   266200 SH       Sole                   266200
Latitude Comm                  COM              518292107       90    22677 SH       Sole                    22677
Linear Technology              COM              535678106    17039   414950 SH       Sole                   414950
MBIA, Inc.                     COM              55262C100    13582   168350 SH       Sole                   168350
Mettler-Toledo Int'l           COM              592688105     9845   239200 SH       Sole                   239200
Molex Inc. Cl A                COM              608554200     7469   268548 SH       Sole                   268548
Netcentives, Inc.              COM              64108P101       16    15997 SH       Sole                    15997
Pennzoil-Quaker State          COM              709323109    10800   771400 SH       Sole                   771400
Phelps Dodge Corp.             COM              717265102     8277   206000 SH       Sole                   206000
SpectraLink Corp.              COM              847580107      199    20559 SH       Sole                    20559
St Mary Land & Expl.           COM              792228108    30302  1289462 SH       Sole                  1289462
Summo Minerals                 COM              86636K106        3   100000 SH       Sole                   100000
Texaco, Inc.                   COM              881694103     8601   129530 SH       Sole                   129530
Tibco Software Inc.            COM              88632Q103      154    18165 SH       Sole                    18165
Tidewater Inc.                 COM              886423102     9668   213900 SH       Sole                   213900
Transocean Sedco Forex         COM              G90078109     6956   160450 SH       Sole                   160450
Tularik, Inc.                  COM              899165104      212    11181 SH       Sole                    11181
Veritas DGC, Inc.              COM              92343P107     2043    63950 SH       Sole                    63950
Waters Corporation             COM              941848103     4323    93075 SH       Sole                    93075
Wells Fargo & Co.              COM              949746101     7856   158800 SH       Sole                   158800
Westport Resources             COM              961415106     7146   340300 SH       Sole                   340300
REPORT SUMMARY                 33 DATA RECORDS              209256            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED